Basis of Preparation	3 Months Ended
Jun. 30, 2018
Basis of Preparation of Financial Statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]

Basis of Preparation (unaudited)

The accompanying condensed consolidated interim financial statements, which include Deutsche Bank AG and its subsidiaries (collectively the “Group”, “Deutsche Bank” or “DB”), are stated in euros, the presentation currency of the Group. They are presented in accordance with the requirements of IAS 34, “Interim Financial Reporting”, and have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and endorsed by the European Union (“EU”). The Group’s application of IFRS results in no differences between IFRS as issued by the IASB and IFRS as endorsed by the EU.

Some IFRS disclosures incorporated in the Management Report are an integral part of the consolidated interim financial statements. These include the Segmental Results of Operations of the Segmental Information note which is presented in the Operating and Financial Review: Segmental Results of the Management Report. The presentation of this information is in compliance with IAS 34 and IFRS 8, “Operating Segments”.

Deutsche Bank’s condensed consolidated interim financial statements are unaudited and include supplementary disclosures on segment information, income statement, balance sheet and other financial information. They should be read in conjunction with the audited consolidated financial statements of Deutsche Bank for 2017, for which the same accounting policies and critical accounting estimates have been applied with the exception of the newly adopted accounting pronouncements outlined in section “Impact of Changes in Accounting Principles” and “IFRS 9 Transition Impact Analysis”.

The preparation of financial statements under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities.

These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates and the results reported should not be regarded as necessarily indicative of results that may be expected for the entire year.

Discount Rate for Defined Benefit Pension Plans: In 2017 the Group moved to a more standardized, simpler approach to set its discount rate used to value its defined benefit plans in the eurozone; similar approaches are generally accepted and are already used for the Group’s other major pension plans in the United Kingdom and the United States. The refinement resulted in no change in the discount rate and so no effect on the Group’s Consolidated Statement of Comprehensive Income in 2017.

Adjustment of Impairment Methodology for Shipping Loans: In the third quarter of 2017, the Group adjusted the parameters for shipping loans being assessed for impairment under a going concern or gone concern scenario. This change in parameters resulted in a change in the estimated impairment charge of € 70 million increase. The Group also revised its general haircut applied to shipping loans with gone concern exposures, which also resulted in a change in estimate of € 36 million additional impairment. These changes in estimates are reflected in the allowance for credit losses.

Home Savings Contracts: In the second quarter of 2018, the Group changed its accounting policy for the obligations related to interest bonuses on home savings contracts. Such bonuses are typically paid to depositors who abstain from entering into a mortgage loan when qualifying for utilization and decide to terminate the contract and receive repayment of the deposit amount plus accrued interest and bonus coupon. Previously, the Group accounted for the obligation to pay an interest bonus as a provision under IAS 37. Developments in market practice resulted in the Group analyzing its accounting policy and deciding to account for the home savings deposit, in its entirety, in accordance with IFRS 9 as it provides more reliable and relevant information about the product. The change in accounting policy resulted in a reclassification of € 1.1 billion and € 1.1 billion from Provisions to Deposits in the Group’s Consolidated Balance Sheet as of 30 June 2018 and 31 December 2017, respectively. The remeasurement of the obligations related to interest bonuses under IFRS 9 compared to IAS 37 resulted in an immaterial effect on the Group’s Consolidated Statement of Comprehensive Income and the Group's total shareholders' equity in the current and all comparative periods; and therefore were not adjusted.